Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Explanation of effect of share-based payments on entity's profit or loss	The following table presents share-based payment costs, inclusive of social security charges, recognized in 2025, 2024 and 2023 in the consolidated statements of profit or loss:

	Year Ended December 31,
	2025	2024	2023
Employee restricted share unit program ....................................................	$(75)	$(40)	$(18)
Business acquisition-related awards ...........................................................	—	(2)	(4)
Share warrants and share options ................................................................	(72)	(45)	(22)
Direct share issuance ......................................................................................	(10)	(7)	—
Share-based payment costs ............................................................................	$(157)	$(94)	$(44)
less: amounts recognized as reduction of revenue ..................................	$1	1	1
Share-based payments expense .....................................................................	$(156)	$(93)	$(43)

Disclosure of number and weighted average exercise prices of other equity instruments	The table below includes additional details regarding RSUs, share warrants and options, issued by
Klarna Group plc as of, and for the year ended, December 31, 2025.  The increase in instruments outstanding during 2025 reflects the establishment of the Company's post-IPO equity incentive framework, including the Omnibus Incentive Plan, the Klarna Group plc RSU Program, and the C Share Awards Plan,
each as described in Item 6. The Class C share options column relates exclusively to awards granted to Mr.
Siemiatkowski:

	Klarna Group plc RSU program		Share warrants and options issued by Klarna Group plc		Share options to acquire C Class shares issued by Klarna Group plc
	Number	Weighted average fair value at grant	Number	Weighted average exercise price[1]	Number[2]	Weighted average exercise price
January 1, 2023 .......................	—	$—	—	$—	—	$—
Granted during the year ......	—	—	—	—	—	—
Exercised during the year ...	—	—	—	—	—	—
Forfeited during the year ....	—	—	—	—	—	—
December 31, 2023 .................	—	$—	—	$—	—	$—
Granted during the year ......	—	—	6,100,140	46.0	—	—
Exercised during the year ...	—	—	—	—	—	—
Forfeited during the year ....	—	—	—	—	—	—
December 31, 2024 .................	—	$—	6,100,140	$46.0	—	$—
Granted during the year ......	1,026,951	34.2	24,909,751	57.0	17,505,672	45.9
Exercised during the year ...	—	—	(2,400,000)	—	—	—
Amended during the year[3] ..	—	—	(1,477,164)	38.2	2,941,236	19.1
Forfeited during the year ....	(28,044)	34.0	—	—	—	—
December 31, 2025 .................	998,907	$34.2	27,132,727	$60.6	20,446,908	$42.0
____________
[1] Where share options were granted in SEK, the input has been converted to USD using the average exchange rate for the period for presentation purposes.
[2] two Class C share options entitle the recipient to acquire, at the recipient's election, either one ordinary share or two Class C shares on exercise. Weighted average exercise prices for Class C share options are expressed per Class C share; the equivalent exercise price expressed per ordinary share is double the figures shown. All Class C share options outstanding as of December 31,
2025 were granted exclusively to Mr. Siemiatkowski under the C Share Awards Plan described in Item 6.
3 In 2025, the terms of 1,477,164 share options originally granted to Mr. Siemiatkowski in the fourth quarter of 2024 were amended to allow such options to be exercised into 2,941,236 Class C shares (or 1,470,618 ordinary shares), reflecting the conversion ratio under which two Class C share options correspond to one ordinary share. The amendment did not reduce the exercise price of the underlying award; the weighted average exercise price of $19.1 per Class C share shown above is equivalent to $38.2 per ordinary share, consistent with the original grant terms. The modification did not result  in an incremental share-based payment charge.
The table below includes additional details regarding RSUs and share warrants, issued by a subsidiary of Klarna Group plc, as of, and for the year ended, December 31, 2025:

	Legacy RSU program		Share warrants issued by a subsidiary of Klarna Group plc
	Number	Weighted average fair value at grant[1]	Number	Weighted average exercise price[2]
January 1, 2023 ......................................................................	7,988,295	$6.0	1,933,083	$515.0
Granted during the year .....................................................	7,081,803	4.2	1,102,024	578.0
Released during the year ...................................................	(2,411,162)	6.3	—	—
Exercised during the year ..................................................	—	—	(65,346)	76.0
Forfeited during the year ...................................................	(2,450,832)	5.1	(417,518)	226.0
December 31, 2023 ...............................................................	10,208,104	$4.9	2,552,243	$538.0
Granted during the year .....................................................	22,659,832	4.4	360,590	515.0
Released during the year ...................................................	(3,164,977)	5.3	—	—
Exercised during the year ..................................................	—	—	(126,580)	162.0
Forfeited during the year ...................................................	(3,291,313)	4.7	(278,719)	505.0
December 31, 2024 ...............................................................	26,411,646	$4.5	2,507,534	$543.0
Granted during the year .....................................................	123,335	10.1	—	—
Released during the year ...................................................	(8,225,629)	5.3	—	—
Exercised during the year ..................................................	—	—	(90,000)	231.0
Repurchased during the year ...........................................	—	—	(105,646)	441.0
Amended during the year ..................................................	—	—	—	—
Forfeited during the year ...................................................	(3,712,137)	5.0	(84,367)	631.0
December 31, 2025 ...............................................................	14,597,215	$5.1	2,227,521	$605.0
Equivalent of Klarna Group plc Shares	3,649,304	$20.4	26,730,252	$50.4
____________
[1] Legacy RSUs granted in SEK have been converted to USD using the average exchange rate for each period for presentation purposes.
[2] Where share warrants were granted in SEK, the input has been converted to USD using the average exchange rate for the period for presentation purposes.

Disclosure of number and weighted average exercise prices of share options	The table below includes additional details regarding RSUs, share warrants and options, issued by
Klarna Group plc as of, and for the year ended, December 31, 2025.  The increase in instruments outstanding during 2025 reflects the establishment of the Company's post-IPO equity incentive framework, including the Omnibus Incentive Plan, the Klarna Group plc RSU Program, and the C Share Awards Plan,
each as described in Item 6. The Class C share options column relates exclusively to awards granted to Mr.
Siemiatkowski:

	Klarna Group plc RSU program		Share warrants and options issued by Klarna Group plc		Share options to acquire C Class shares issued by Klarna Group plc
	Number	Weighted average fair value at grant	Number	Weighted average exercise price[1]	Number[2]	Weighted average exercise price
January 1, 2023 .......................	—	$—	—	$—	—	$—
Granted during the year ......	—	—	—	—	—	—
Exercised during the year ...	—	—	—	—	—	—
Forfeited during the year ....	—	—	—	—	—	—
December 31, 2023 .................	—	$—	—	$—	—	$—
Granted during the year ......	—	—	6,100,140	46.0	—	—
Exercised during the year ...	—	—	—	—	—	—
Forfeited during the year ....	—	—	—	—	—	—
December 31, 2024 .................	—	$—	6,100,140	$46.0	—	$—
Granted during the year ......	1,026,951	34.2	24,909,751	57.0	17,505,672	45.9
Exercised during the year ...	—	—	(2,400,000)	—	—	—
Amended during the year[3] ..	—	—	(1,477,164)	38.2	2,941,236	19.1
Forfeited during the year ....	(28,044)	34.0	—	—	—	—
December 31, 2025 .................	998,907	$34.2	27,132,727	$60.6	20,446,908	$42.0
____________
[1] Where share options were granted in SEK, the input has been converted to USD using the average exchange rate for the period for presentation purposes.
[2] two Class C share options entitle the recipient to acquire, at the recipient's election, either one ordinary share or two Class C shares on exercise. Weighted average exercise prices for Class C share options are expressed per Class C share; the equivalent exercise price expressed per ordinary share is double the figures shown. All Class C share options outstanding as of December 31,
2025 were granted exclusively to Mr. Siemiatkowski under the C Share Awards Plan described in Item 6.
3 In 2025, the terms of 1,477,164 share options originally granted to Mr. Siemiatkowski in the fourth quarter of 2024 were amended to allow such options to be exercised into 2,941,236 Class C shares (or 1,470,618 ordinary shares), reflecting the conversion ratio under which two Class C share options correspond to one ordinary share. The amendment did not reduce the exercise price of the underlying award; the weighted average exercise price of $19.1 per Class C share shown above is equivalent to $38.2 per ordinary share, consistent with the original grant terms. The modification did not result  in an incremental share-based payment charge.
The table below includes additional details regarding RSUs and share warrants, issued by a subsidiary of Klarna Group plc, as of, and for the year ended, December 31, 2025:

	Legacy RSU program		Share warrants issued by a subsidiary of Klarna Group plc
	Number	Weighted average fair value at grant[1]	Number	Weighted average exercise price[2]
January 1, 2023 ......................................................................	7,988,295	$6.0	1,933,083	$515.0
Granted during the year .....................................................	7,081,803	4.2	1,102,024	578.0
Released during the year ...................................................	(2,411,162)	6.3	—	—
Exercised during the year ..................................................	—	—	(65,346)	76.0
Forfeited during the year ...................................................	(2,450,832)	5.1	(417,518)	226.0
December 31, 2023 ...............................................................	10,208,104	$4.9	2,552,243	$538.0
Granted during the year .....................................................	22,659,832	4.4	360,590	515.0
Released during the year ...................................................	(3,164,977)	5.3	—	—
Exercised during the year ..................................................	—	—	(126,580)	162.0
Forfeited during the year ...................................................	(3,291,313)	4.7	(278,719)	505.0
December 31, 2024 ...............................................................	26,411,646	$4.5	2,507,534	$543.0
Granted during the year .....................................................	123,335	10.1	—	—
Released during the year ...................................................	(8,225,629)	5.3	—	—
Exercised during the year ..................................................	—	—	(90,000)	231.0
Repurchased during the year ...........................................	—	—	(105,646)	441.0
Amended during the year ..................................................	—	—	—	—
Forfeited during the year ...................................................	(3,712,137)	5.0	(84,367)	631.0
December 31, 2025 ...............................................................	14,597,215	$5.1	2,227,521	$605.0
Equivalent of Klarna Group plc Shares	3,649,304	$20.4	26,730,252	$50.4
____________
[1] Legacy RSUs granted in SEK have been converted to USD using the average exchange rate for each period for presentation purposes.
[2] Where share warrants were granted in SEK, the input has been converted to USD using the average exchange rate for the period for presentation purposes.

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period	The inputs used
within the model for the share warrants and options granted were:

	Share warrants and share options
	2025	2024	2023
Expected volatility (%) .......................................................................................	37% - 38%	37%	35% - 37%
Risk-free interest rate (%) ................................................................................	3.6% - 4.4%	2.0% - 2.8%	2.6% - 3.3%
Expected term (years) .......................................................................................	4.5 - 5.5	2.9 - 4.5	2.8 - 5.3
Weighted average share price for instruments issued by subsidiary of Klarna Group plc (in USD)[1] ................................................................................	N/A	337	216
Weighted average share price for instruments issued by Klarna Group plc (in USD) ..............................................................................................	40	34	N/A
____________
[1] Where share warrants in 2025, 2024 and 2023 were granted in SEK, the input has been converted to USD using the average exchange rate for the year for presentation purposes.